UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006


Check here if Amendment           [    ]; Amendment Number:1
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, November 09, 2006

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 30-Sep-06
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1131 74931SH Sole 74931
ADVANCED MICRO DEVICES COM 00790310 634 25500SH Sole 25500 AFFILIATED COMPUTER SVCS-A COM 00819010 521 10050SH Sole 10050 AMPHENOL CORP. COM 03209510 1505 24300SH Sole 24300
AQUA AMERICA INC COM 03836W10 2890 131740SH Sole 131740
CAMECO CORP. COM 13321l10 1628 44510SH Sole 44510
CAMERON INTERNATIONAL CORP COM 13342B105 1478 30595SH Sole 30595 COMMERCE BANCORP INC/NJ COM 2.01E+08 1087 29600SH Sole 29600 CON-WAY INC COM 205944101 1181 26350SH Sole 26350
CONAGRA INC COM 205887102 776 31700SH Sole 31700
CONSTELLATION BRANDS INC-A COM 21036p10 3112 108145SH Sole 108145 DENTSPLY INTERNATIONAL INC COM 2.49E+08 1222 40600SH Sole 40600 DIEBOLD INC. COM 2.54E+08 888 20400SH Sole 20400
EDISON INTERNATIONAL COM 2.81E+08 891 21400SH Sole 21400
EMDEON CORP COM 290849108 1863 159112SH Sole 159112
ENERGEN CORP COM 29265n10 976 23300SH Sole 23300
FLEXTRONICS INTL LTD COM Y2573F102 916 72500SH Sole 72500
FLOWERS FOODS INC COM 343498101 61220 2137592SH Sole 2137592
FTI CONSULTING INC COM 3.03E+08 1266 50500SH Sole 50500
GARMIN LTD COM g3726010 1020 20909SH Sole 20909
INPUT/OUTPUT INC COM 457652105 1098 110600SH Sole 110600
KLA-TENCOR CORP COM 482480100 1561 35100SH Sole 35100
L-3 COMMUNICATIONS HLDGS INC COM 502424104 956 12200SH Sole 12200 MEDIMMUNE INC COM 584699102 1768 60400SH Sole 60400
NEWMONT MINING CORP COM 651639106 881 20600SH Sole 20600
OREGON STEEL MILLS INC COM 686079104 1427 29200SH Sole 29200 PENTAIR INC COM 709631105 631 24100SH Sole 24100
QUEST DIAGNOSTICS INC COM 74834L10 1141 18650SH Sole 18650
REPUBLIC SERVICES INC COM 7.61E+08 808 20100SH Sole 20100
SCANA CORP COM 80589m10 1238 30750SH Sole 30750
STERICYCLE INC. COM 8.59E+08 1773 25400SH Sole 25400
SUPERIOR ENERGY SERVICES INC COM 868157108 1789 68120SH Sole 68120 TEVA PHARMACEUTICAL ADR 881624209 901 26434SH Sole 26434
TODCO-CLA COM 88889T107 810 23400SH Sole 23400
TRACTOR SUPPLY CO COM 892356106 671 13900SH Sole 13900
UNIVERSAL COMPRESSION HOLDINGS COM 913431102 834 15600SH Sole 15600